Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill.
Goodwill

Note 7. Goodwill

The following table reflects the carrying amount of goodwill:

	Beverage
(Thousands)	Solutions	Total
Goodwill	$173,936	$173,936
Accumulated impairment loss	(76,883)	(76,883)
Balance at June 30, 2022, net	$97,053	$97,053

Note 10. Goodwill

Changes in the carrying amount of goodwill occurring during the years ended December 31, 2021 and 2020 were as follows:

	Beverage
(Thousands)	Solutions	Total
Balance at December 31, 2019
Goodwill	$14,616	$14,616
Changes during the period:
Acquisitions	159,320	159,320
Impairments (Note 3)	(76,883)	(76,883)
Balance at December 31, 2020, net	97,053	97,053
Goodwill	173,936	173,936
Accumulated impairment loss	(76,883)	(76,883)
Balance at December 31, 2021, net	$97,053	$97,053